Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000104416 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Accumulated Value	$ 9,575		$ 10,530	$ 11,017	$ 10,286	$ 12,084	$ 11,518	$ 11,720	$ 9,693	$ 10,881	$ 11,807	$ 13,279
C000104417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		10,912	11,331	10,485	12,227	11,586	11,700	9,607	10,703	11,527	12,866
C000104418 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		10,899	11,335	10,488	12,231	11,571	11,685	9,610	10,686	11,530	12,870
JPMorgan Government Bond Index Emerging Markets Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Government Bond Index Emerging Markets Global Diversified
Accumulated Value	$ 10,000		$ 11,104	$ 11,680	$ 10,911	$ 12,612	$ 12,131	$ 12,234	$ 9,753	$ 11,070	$ 12,040	$ 13,613